Advanced Subscription Agreements (As Restated) (Details) £ / shares in Units, $ / shares in Units, $ in Thousands, £ in Millions	1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2021 shares	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 $ / shares	Mar. 31, 2020 USD ($)	Mar. 31, 2020 GBP (£)
Disaggregation of Revenue
Loss recognized on advanced subscription agreement | $		$ (162)	$ 3,360	$ 1,272	$ 4,632	$ 4,470	$ 4,470	$ 1,878
Conversion of advanced subscription agreements into common shares (in shares)								178,583	178,583
Advanced Subscription
Disaggregation of Revenue
Subscription commitment													$ 7,100	£ 5.6
Consideration received from sales of stock								$ 300	£ 0.3	$ 6,800	£ 5.3
Percentage of share price, automatic conversion of principal								75.00%	75.00%
Share price (usd per share) | (per share)									£ 4.54			$ 6.20
Number of shares converted (shares)	1,053,273
Maximum | Advanced Subscription
Disaggregation of Revenue
Share price (usd per share) | (per share)									£ 8.26			$ 11.29